Summary of Significant Accounting Policies (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves
Minimum percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Appropriation to statutory reserves	3,710	5,400	392
Advertising expenses
Advertising costs included in selling and marketing expenses	69,966	76,704	47,999